SCHEDULE H, LINE 4i - SCHEUDLE OF ASSETS (HELD AT END OF YEAR) (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity Tax Identification Number	58-0628465
EBP, Plan Number	002
EBP, Participant Loans Maturing through 2040.
EBP, Schedule of Asset Held for Investment [Line Items]
Asset Held for Investment, Participant Loan, Current Value	$ 22,880,713
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Asset Held for Investment, Interest Rate	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Asset Held for Investment, Interest Rate	8.50%